Tax and employee-related liabilities	12 Months Ended
Dec. 31, 2023
Tax And Employee-Related Liabilities [Abstract]
Tax and employee-related liabilities
5.26 Tax and employee-related liabilities
Liabilities for tax and employee-related liabilities are generally measured at amortized costs. Liabilities related to employees comprise mainly accruals for bonuses and unconsumed vacations. The line social security and other taxes consists of amounts owed to tax authorities and social security institutions.

	Year ended December 31
in € thousand	2023	2022
Employee-related liabilities	10,815	10,778
Social security and other taxes	5,394	4,960
BALANCE AS AT DECEMBER 31	16,209	15,738
Less non-current portion	—	—
CURRENT PORTION	16,209	15,738